Note 11 - Income Taxes - Net Deferred Tax Liabilities (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Deferred tax assets:
Accrued insurance reserves		$ 943,054	$ 1,000,078
Accrued sales and use tax		961,863	997,091
Accrued payroll		367,653	509,276
Foreign tax credit carryforward		79,791	79,791
Net operating loss carryforward		1,930,998	160
Other		254,998	200,936
Total deferred tax assets		4,538,357	2,787,332
Valuation allowance		(63,035)	(52,662)
Net deferred tax assets		4,475,322	2,734,670
Deferred tax liabilities:
Intangible assets		(6,219,735)	(11,879,983)
Property and equipment		(36,394,087)	(39,717,047)
Prepaid expenses		(119,712)	(352,976)
Unremitted foreign earnings		(746,641)	(888,576)
Other			(7,414)
Total net deferred tax liabilities		(43,480,175)	(52,845,996)
Net deferred tax assets	$ (76,500,000)	$ (39,004,853)	$ (50,111,326)